Registration Nos. 033-21718
                                                                       811-05549
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          -----------------------------

                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|

                       Pre-Effective Amendment No. ___ [ ]


                       Post-Effective Amendment No. 25 |X|
                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|
                              Amendment No. 27 |X|
                        (Check appropriate box or boxes.)


                              REYNOLDS FUNDS, INC.
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        615 East Michigan Street
          Milwaukee, Wisconsin                                   53202
   ---------------------------------                             -----
(Address of Principal Executive Offices)                      (Zip Code)

                                 (415) 461-7860
                      ------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                                               Copy to:
         Frederick L. Reynolds                             Richard L. Teigen
      Reynolds Capital Management                         Foley & Lardner LLP
         2580 Kekaa Drive #115                         777 East Wisconsin Avenue
         Lahaina, Hawaii 96761                        Milwaukee, Wisconsin 53202
         ------------------------------               --------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):


[X]      immediately upon filing pursuant to paragraph (b)



[ ]      on (date) pursuant to paragraph (b)


[ ]      60 days after filing pursuant to paragraph (a) (1)

[ ]      on (date) pursuant to paragraph (a) (1)

[ ]      75 days after filing pursuant to paragraph (a) (2)

[ ]      on (date)` pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      PROSPECTUS
                                                                JANUARY 30, 2009

                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                     SEEKING LONG-TERM CAPITAL APPRECIATION

                             A NO-LOAD MUTUAL FUND

                                 1-800-773-9665
                             WWW.REYNOLDSFUNDS.COM

PROSPECTUS                                                      JANUARY 30, 2009

                         REYNOLDS BLUE CHIP GROWTH FUND

     The Reynolds Blue Chip Growth Fund (the "Fund") is a No-Load mutual fund that during normal market conditions emphasizes investments in "blue chip" growth companies. Since the Fund is No-Load, you do not pay any commissions or deferred sales loads.


     Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Fund invests and the services it offers to shareholders.

     Included with this Prospectus you should receive an Annual Report (or Semiannual report when appropriate) describing the holdings of the Fund. In addition you can request an IRA kit or other retirement plan information that will have all the applications and forms to invest in your IRA.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(800) 773-9665                                                   (800) 7REYNOLDS
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202


                               TABLE OF CONTENTS
Summary Information
  about the Fund                                                               1
Investment Objective and Strategies                                            4
Disclosure of Portfolio Holdings                                               5
Management of the Fund                                                         5
The Fund's Share Price                                                         5
Purchasing Shares                                                              6
Redeeming Shares                                                               9
Market Timing Procedures                                                      12
Exchanging Shares                                                             12
Dividends, Distributions and Taxes                                            13
Account Services and Policies                                                 13
Financial Highlights                                                          14


                              SUMMARY INFORMATION
                                 ABOUT THE FUND

INVESTMENT  OBJECTIVE

     Reynolds  Blue  Chip  Growth  Fund  seeks  long-term  capital appreciation.

PRINCIPAL  EQUITY  INVESTMENT  STRATEGIES


     The Fund during normal market conditions generally invests in common stocks of United States companies and generally invests in "growth" companies. These are companies that our investment adviser believes will have growth that is faster than the average publicly traded company. Our investment adviser believes that when a company grows faster than the economy in general, the market will eventually recognize this successful long-term record by valuing the company's stock at a higher price.


     Most of these companies are well-established growth companies commonly referred to as "blue chip" companies. The "blue chip" companies invested in by the Fund are important factors in their respective industries and their stocks are widely held by individual and institutional investors. When purchasing "blue chip" companies for the Fund our investment adviser looks for companies that have some or all of the following attributes:

     o    a  presence  in  expanding  industries

     o    a  superior  and  pragmatic  growth  strategy

     o    proprietary  products,  processes  or  services

     o    a  potential  for  above-average  unit  and  earnings  growth

     The Fund may invest in companies which are not now "blue chip" companies, but which our investment adviser believes have the potential to become "blue chip" companies. Many of these companies are smaller capitalization companies. When purchasing companies that are not now "blue chip" companies, but which have the potential to become "blue chip" companies, our investment adviser looks for companies that may be:

     o    leading  companies  in  smaller  industries

     o lesser known companies moving from a lower to a higher market share position within their industry group

     Our investment adviser will generally sell a portfolio security when the investment adviser believes:

     o    the  security  has  achieved  its  value  potential

     o    changing  fundamentals  signal  a  deteriorating  value  potential

     o    other  securities  have  a  better  performance  potential

     Our investment adviser bases investment decisions on company specific factors (bottom-up investment approach) and general economic conditions (top-down approach) when selecting investments for the Fund. The Fund is widely diversified and our investment adviser will try to have the Fund invest in a number of industries. Our investment adviser also believes in investing in a number of companies in each industry if the companies meet his investment criteria.

PRINCIPAL  RISKS

     Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

     o STOCK MARKET RISK: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

     o GROWTH INVESTING RISK: The investment adviser may be wrong in his assessment of a company's potential for growth and the stocks the Fund holds do not grow as the investment adviser anticipates. From time to time "growth" investing falls out of favor with investors. During these periods, the Fund's relative performance may suffer.

     o TECHNOLOGY COMPANIES RISK: The Fund may invest in technology companies. Technology companies may be subject to greater business risks and more sensitive to changes in economic conditions than other companies. Company earnings in this sector may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Investors' enthusiasm for technology stocks can also change dramatically. Accordingly technology stock prices may fall sharply.

     o MEDIUM CAPITALIZATION COMPANIES RISK: The Fund may invest in medium capitalization companies. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

     o    SMALLER  CAPITALIZATION  COMPANIES  RISK:   The  Fund  may  invest  in
          smaller capitalization companies. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our investment adviser to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

     o HIGH PORTFOLIO TURNOVER RISK: The Fund may incur high portfolio turnover as a consequence of taking temporary defensive positions. Also some investors in the Fund may engage in market timing strategies which may necessitate portfolio transactions by the Fund. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

     o MARKET TIMING RISK: Frequent purchases and redemptions of Fund shares by a shareholder may harm other shareholders of the Fund by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. The Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares. The officers of the Fund receive reports on a regular basis as to purchases and redemptions of Fund shares and review these reports to determine if there is any unusual trading in Fund shares. The officers of the Fund will report to the Board of Directors any such unusual trading in Fund shares that is disruptive to the Fund. In such event, the Fund's Board of Directors may reconsider its decision not to adopt policies and procedures.

     Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

PERFORMANCE

     The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of the Standard & Poor's Composite Index of 500 Stocks. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.


                         REYNOLDS BLUE CHIP GROWTH FUND
                        (TOTAL RETURN PER CALENDAR YEAR)

                           1999                50.98%
                           2000               -31.82%
                           2001               -28.98%
                           2002               -36.56%
                           2003                41.82%
                           2004                -1.43%
                           2005                -3.33%
                           2006                 1.37%
                           2007                 8.29%
                           2008                -5.09%


Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 33.53% (quarter ended December 31, 1999) and the lowest total return for a quarter was -26.18% (quarter ended December 31, 2000).

     After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.


AVERAGE ANNUAL TOTAL
RETURNS (FOR THE PERIODS                 PAST        PAST 5      PAST 10
ENDING DECEMBER 31, 2008)                YEAR        YEARS        YEARS
-------------------------                ----        -----       -------
Reynolds Blue Chip
  Growth Fund
    Return Before Taxes                 -5.09%       -0.14%       -4.17%
    Return After Taxes
      on Distributions                  -5.09%       -0.17%       -4.18%
    Return After Taxes
      on Distributions and
      Sale of Fund Shares               -3.31%       -0.13%       -3.44%
S&P 500(1)<F1>(2)<F2>                  -37.00%       -2.19%       -1.38%


(1)<F1> The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.
(2)<F2>     Reflects  no  deduction  for  fees,  expenses  or  taxes.

FEES  AND  EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)                             No Sales Charge
  Imposed on Purchases (as a
  percentage of offering price)
Maximum Deferred Sales                                  No Deferred Sales Charge
  Charge (Load)
Maximum Sales Charge (Load)                             No Sales Charge
  Imposed on Reinvested
  Dividends And Distributions
Redemption Fee                                          None(1)<F3>
Exchange Fee                                            None


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                     1.00%
Distribution and/or Service (12b-1) Fees                            0.07%
Other Expenses                                                      1.60%
Total Annual Fund Operating Expenses                                2.67%
Expense Reimbursement                                               0.67%(2)<F4>
Net Expenses                                                        2.00%


(1)<F3>     Our transfer agent charges a fee of $15.00 for each wire redemption.
(2)<F4> The Adviser has agreed to reimburse the Fund to the extent necessary to insure that Total Annual Fund Operating Expenses (less interest expense) do not exceed 2.00%.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


          1 YEAR          3 YEARS          5 YEARS          10 YEARS
          ------          -------          -------          --------
           $203            $627             $1,078           $2,327


                              INVESTMENT OBJECTIVE
                                 AND STRATEGIES

     The Fund seeks long-term capital appreciation. The Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.


     The Fund mainly invests in common stocks of United States companies. However, the Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. This means the Fund will invest some or all of its assets in money market instruments (such as U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of capital appreciation to the extent that it invests in money market instruments since these securities earn interest but do not appreciate in value. When interest rates are low, the income earned on the Fund's money market investments may be lower than the Fund's expenses resulting in negative returns. When the Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities. For most of the fiscal year ended September 30, 2008, the Fund took a temporary defensive position.


     When making investment decisions, our investment adviser considers the tax consequences of the Fund's portfolio transactions. For example, once our investment adviser has determined that a particular company warrants inclusion in the portfolio of the Fund, he may have the Fund hold that company's stock even if the stock is temporarily underperforming.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

                             MANAGEMENT OF THE FUND

REYNOLDS  CAPITAL  MANAGEMENT  MANAGES  THE  FUND'S  INVESTMENTS.

     Reynolds Capital Management (the "Adviser") is the investment adviser to the Fund. The Adviser's address is:

          2580  Kekaa  Drive  #115
          Lahaina,  Hawaii  96761

     As the investment adviser to the Fund, the Adviser manages the investment portfolio of the Fund. The Adviser makes the decisions as to which securities to buy and which securities to sell. During the last fiscal year, the Fund paid the Adviser an annual investment advisory fee equal to 1.00% of the average net assets.

     A discussion regarding the basis for the Board of Directors approving the investment advisory agreement for the Fund with the Adviser is available in the Fund's semi-annual report to shareholders for the most recent period ended March 31.

     Frederick L. Reynolds is primarily responsible for the day-to-day management of the portfolio of the Fund and has been so since its inception. He is its portfolio manager. Mr. Reynolds is the sole proprietor of the Adviser and has been conducting an investment advisory business as Reynolds Capital Management since 1985.

     The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

DISTRIBUTION  FEES

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act. This Plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             THE FUND'S SHARE PRICE

     The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on national holidays and weekends. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds, which mature in 60 days or less, at their amortized cost. The Fund will process purchase orders and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY and it will process purchase orders and redemption orders that it receives in good order AFTER the close of regular trading at the net asset value calculated on the next day the New York Stock Exchange is open. If an investor sends a purchase order or redemption request to the Fund's corporate address, instead of to its transfer agent, the Fund will forward it to the transfer agent and the effective date of the purchase order or redemption request will be delayed until the purchase order or redemption request is received by the transfer agent.

     If market quotations are not readily available, the Fund will value securities at their fair value pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

                               PURCHASING SHARES

HOW  TO  PURCHASE  SHARES  FROM  THE  FUND

1.   Read this  Prospectus  carefully.

2. Determine how much you want to invest keeping in mind the following minimums:

     A.   NEW  ACCOUNTS
          o   All  accounts                                               $1,000

     B.   EXISTING  ACCOUNTS
          o   Dividend  reinvestment                                 No  Minimum
          o   Automatic  Investment  Plan                                    $50
          o   All  other  accounts                                          $100

3. Complete a Purchase Application for the Fund, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional Purchase Applications and remittance forms if you need them.) If you have any questions, please call 1-800-773-9665 or 1-414-765-4124.


     In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent if you need additional assistance with your application.


     If the Fund does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.


4. Make your check payable to the Reynolds Blue Chip Growth Fund. All checks must be in U.S. dollars drawn on U.S. banks. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. U.S. BANCORP FUND SERVICES, LLC, THE FUND'S TRANSFER AGENT, WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED TO THE TRANSFER AGENT. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.


5.   Send  the  application  and  check  to:

     BY  FIRST  CLASS  MAIL
     Reynolds  Blue  Chip  Growth  Fund
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     P.O.  Box  701
     Milwaukee,  WI  53201-0701

     BY  OVERNIGHT  DELIVERY  SERVICE
     OR  EXPRESS  MAIL
     Reynolds  Blue  Chip  Growth  Fund
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     3rd  Floor
     615  East  Michigan  Street
     Milwaukee,  WI  53202-5207

     PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

     You  may  purchase  shares  by  wire  transfer.

     Initial Investment by Wire - If you wish to open an account by wire, please call 1-800-773-9665 or 1-414-765-4124 before you wire funds in order to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

     Subsequent Investments by Wire - Please call 1-800-773-9665 or 1-414-765-4124 before you wire funds in order to advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. YOU SHOULD WIRE FUNDS TO:

     U.S.  Bank,  N.A.
     777  East  Wisconsin  Avenue
     Milwaukee,  WI  53202
     ABA  #075000022

     CREDIT:
     U.S.  Bancorp  Fund  Services,  LLC
     Account  #112-952-137

     FURTHER  CREDIT:
     Reynolds  Blue  Chip  Growth  Fund
     (shareholder  registration)
     (shareholder  account  number)

     PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.


6. If you wish to make subsequent investments by telephone, you must complete the appropriate section of the Purchase Application. Only bank accounts held at domestic financial institutions that are Automated Clearing House
     (ACH) members may be used for telephone transactions. The option will become effective approximately 15 business days after the application form is received by U.S. Bancorp Fund Services, LLC. Subsequent investments may be made by calling 1-800-773-9665. Purchases must be in amounts of $100 or more and may not be used for initial purchases of the Fund's shares. Your shares will be purchased at the net asset value calculated on the day of your purchase order. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.


PURCHASING  SHARES  FROM  BROKER-DEALERS,  FINANCIAL  INSTITUTIONS  AND  OTHERS

     Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three day settlement basis.

     The Fund may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing agents may:

     o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirements.

     o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

     o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

     o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

     o Be authorized to receive purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept purchase orders on the Fund's behalf, then all purchase orders received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all purchase orders received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.


     If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent because particular Servicing Agents may adopt policies or procedures that are separate from those described in this Prospectus. Investors purchasing or redeeming through a Servicing Agent need to check with the Servicing Agent to determine whether the Servicing Agent has entered into an agreement with the Fund. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.


OTHER  INFORMATION  ABOUT  PURCHASING  SHARES  OF  THE  FUND

     The Fund may reject any Purchase Application for any reason. The Fund will not accept purchase orders made by telephone unless a shareholder has elected the telephone purchase option or the purchase order is from a Servicing Agent which has an agreement with the Fund. Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares.

     The Fund offers an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Fund also offers the following retirement plans:


     o    Traditional  IRA
     o    Roth  IRA
     o    Coverdell  Education  Savings  Account
     o    SEP-IRA
     o    SIMPLE  IRA


     Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund at 1-800-773-9655. The Fund recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

                                REDEEMING SHARES

HOW  TO  REDEEM  (SELL)  SHARES  BY  MAIL

1.   Prepare  a  letter  of  instruction  containing:

     o    the  name  of  the  Fund

     o    account  number(s)

     o    the  amount  of  money  or  number  of  shares  being  redeemed

     o    the  name(s)  on  the  account

     o    daytime  phone  number

     o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-773-9655 or 1-414-765-4124 if you have any questions.

2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3. A signature guarantee assures that a signature is genuine. It protects shareholders from unauthorized account transfers. You may obtain a signature guarantee from domestic banks, brokers-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. Have the signatures guaranteed in the following situations:

     o    The  redemption  request  exceeds  $25,000.


     o The redemption proceeds are payable to or sent to any person, address or bank account not on record.


     o If a change of address was received by U.S. Bancorp Fund Services, LLC within the last 30 days.

     o    When  ownership  on  an  account  is  changed.

     o    When  establishing  or  modifying  certain  services  on  an  account.

     In addition to the instances described above, the Fund and/or the transfer agent may require a signature guarantee in other cases based on the facts and circumstances relative to the particular situation.

A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

4.   Send the  letter  of  instruction  to:

     BY  FIRST  CLASS  MAIL

     Reynolds  Blue  Chip  Growth  Fund
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     Shareholder  Services  Center
     P.O.  Box  701
     Milwaukee,  WI  53201-0701

     BY  OVERNIGHT  DELIVERY
     SERVICE  OR  EXPRESS  MAIL

     Reynolds  Blue  Chip  Growth  Fund
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     3rd  Floor
     615  East  Michigan  Street
     Milwaukee,  WI  53202-5207

PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW  TO  REDEEM  (SELL)  SHARES  BY
TELEPHONE

1. Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the Purchase Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered. You may also be required to have your signature guaranteed. We suggest calling U.S. Bancorp Fund Services, LLC at 1-800-773-9665 before sending your request. Shares held in retirement plans cannot be redeemed by telephone.

2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

3.   Call U.S.  Bancorp  Fund Services, LLC at 1-800-773-9665 or 1-414-765-4124.
     PLEASE  DO  NOT  CALL  THE  FUND  OR  THE  ADVISER.

4. Telephone redemptions must be in amounts of $1,000 or more but may not exceed $25,000.


5. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.



6. ONCE A TELEPHONE TRANSACTION HAS BEEN PLACED, IT CANNOT BE CANCELED OR MODIFIED.


HOW  TO  REDEEM  (SELL)  SHARES  THROUGH  SERVICING  AGENTS

     If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION  PRICE

     The redemption price per share you receive for redemption requests is the next determined net asset value after:

     o U.S. Bancorp Fund Services, LLC receives your written request in good order with all required information and documents as necessary. Shareholders should contact U.S. Bancorp Fund Services, LLC for further information concerning documentation required for redemption of Fund shares for certain account types.

     o If the Fund has entered into an agreement with a Servicing Agent pursuant to which the Servicing Agent (or its designee) has been authorized to accept redemption requests on behalf of the Fund, then all redemption requests received in good order by the Servicing Agent (or its designee) before 4:00 p.m. Eastern Time will receive that day's net asset value, and all redemption requests received in good order by the Servicing Agent (or its designee) after 4:00 p.m. Eastern Time will receive the next day's net asset value.

PAYMENT  OF  REDEMPTION  PROCEEDS


     o For those shareholders who redeem shares by mail, U.S. Bancorp Fund Services, LLC will normally mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.



     o For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will normally either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes 2 to 3 business days to reach the shareholder's account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Fund may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.


     o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

OTHER  REDEMPTION  CONSIDERATIONS

     When redeeming shares of the Fund, shareholders should consider the following:

     o    The  redemption  may  result  in  a  taxable  gain.

     o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.


     o The Fund may delay the payment of redemption proceeds for up to seven days in all cases. In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.


     o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

     o U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions only to a pre-determined bank account or to the address of record. Payment to any other address or account will require a written redemption request with signatures guaranteed.

     o The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the Fund nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

     o U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire but does not charge a fee when transferring redemption proceeds by Electronic Funds Transfer.

     o If your account balance falls below $500 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $500 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

     o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with liquid securities rather than cash. Shareholders who receive a redemption "in kind" may incur costs to dispose of such securities.

                            MARKET TIMING PROCEDURES

     Frequent purchases and redemptions of shares of the Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Notwithstanding the foregoing, the Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund because the Fund currently is not experiencing frequent purchases and redemptions of shares that are disruptive to the Fund.

     The officers of the Fund receive reports on a regular basis as to purchases and redemptions of shares of the Fund and review these reports to determine if there is any unusual trading in shares of the Fund. The officers of the Fund will report to the Board of Directors any such unusual trading in shares of the Fund that is disruptive to the Fund. In such event, the Fund's Board of Directors may reconsider its decision not to adopt policies and procedures.

                               EXCHANGING SHARES


     Shares of the Fund may be exchanged for the First American Treasury Obligations Fund at the relative net asset value. An affiliate of U.S. Bancorp Fund Services, LLC advises First American Treasury Obligations Fund. Neither U.S. Bancorp Fund Services, LLC nor First American Treasury Obligations Fund is affiliated with the Fund or the Adviser.


     You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares. The registration of both the account from which the exchange is being made and the account to which the exchange is being made must be identical.

HOW  TO  EXCHANGE  SHARES


     1. Read this Prospectus and the prospectus for the First American Treasury Obligations Fund carefully.



     2. Submit an application for the First American Treasury Obligations Fund so that an account can be established.



     3. Determine the number of shares you want to exchange keeping in mind that the minimum initial investment in the First American Treasury Obligations Fund is $2,500. Subsequent exchanges may be made in amounts of $100 or more.



     4. Call U.S. Bancorp Fund Services, LLC at 1-800-773-9665. You may also make an exchange by writing to Reynolds Blue Chip Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. If your account in the First American Treasury Obligations Fund is new, your letter should be accompanied by a completed application.


     This exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Adviser of an investment in the First American Treasury Obligations Fund.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have four distribution options:

     o    ALL   REINVESTMENT   OPTION  -  Both   dividend   and   capital  gains
          distributions  will  be  reinvested  in  additional  Fund  shares.

     o PARTIAL REINVESTMENT OPTION - Dividends will be paid in cash and capital gains distributions will be reinvested in additional Fund shares.

     o    PARTIAL   REINVESTMENT  OPTION  -  Dividends  will  be  reinvested  in additional Fund shares and capital gains distributions will be paid in cash.

     o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

     You may make this election on the Purchase Application. You may change your
election   by  writing  to  U.S.  Bancorp  Fund  Services,  LLC  or  by  calling
1-800-773-9665.

     If you elect to receive distributions and capital gains paid in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account. The reinvestment will be at the Fund's current net asset value and all subsequent distributions will also be reinvested.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Fund expects that its distributions will consist primarily of long-term capital gains.

                         ACCOUNT SERVICES AND POLICIES

IMMEDIATE  BALANCE  INFORMATION

     Through an electronic Voice Response Unit (VRU) the Fund offers 24-hour-a-day shareholder service both by telephone and on the Internet. Just call 1-800-773-9665 for an update on your account balance or latest share prices. The VRU will guide you to your desired information. Remember to have your account number handy.

WEB  SITE

     Visit  the  Fund's  site  at:
                 http://www.reynoldsfunds.com

     You can view your account list, account detail (including account balances), transaction history, distributions and Fund prices through the Fund's Web site. The Fund is committed to protecting your personal financial security and has strict measures in place to ensure that others will never have access to your personal financial information.

     Once you have established an account and you have received your account number, you can go to our website at www.reynoldsfunds.com to establish a personal identification number ("PIN") which allows you to access your account information online. If you forget, misplace or have difficulty establishing your PIN online, please contact a Shareholder Services Representative at 1-800-773-9665.

                              FINANCIAL HIGHLIGHTS

     The  financial  highlights  table  is  intended  to help you understand the
Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report which is available upon request.


                                                                  FOR THE YEARS ENDED SEPTEMBER 30,
                                                      --------------------------------------------------------
                                                      2008         2007         2006         2005         2004
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                   $32.05       $28.98       $29.48       $26.98       $27.93
Income from investment operations:
   Net investment (loss) income                       (0.01)        0.17        (0.17)       (0.34)       (0.40)
   Net realized and unrealized gains (losses)
     on investments                                    0.02         2.90        (0.33)        2.84        (0.55)*<F5>
                                                     ------       ------       ------       ------       ------
Total from investment operations                       0.01         3.07        (0.50)        2.50        (0.95)

Less distributions:
   Distributions from net investment income           (0.21)           -            -            -            -
   Distributions from net realized gains                  -            -            -            -            -
                                                     ------       ------       ------       ------       ------
Total from distributions                              (0.21)           -            -            -            -
                                                     ------       ------       ------       ------       ------

Net asset value, end of year                         $31.85       $32.05       $28.98       $29.48       $26.98
                                                     ------       ------       ------       ------       ------
                                                     ------       ------       ------       ------       ------

TOTAL RETURN                                         (0.00%)      10.59%       (1.70%)       9.27%       (3.44%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000s $)                  22,151       26,670       38,288       54,441       84,210
Ratio of expenses (after reimbursement)
  to average net assets**<F6>                         2.00%        2.02%        2.01%        1.80%        1.63%
Ratio of net investment (loss) income
  to average net assets***<F7>                       (0.03%)       0.55%       (0.55%)      (1.18%)      (1.33%)
Portfolio turnover rate                                364%         313%         281%         168%          94%



  *<F5> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
 **<F6> Computed after giving effect to Adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the years ended September 30, 2008 and 2007, the ratios would have been 2.67% and 2.25%, respectively.
***<F7> If the Fund had paid all of its expenses, for the years ended September 30, 2008 and 2007, the ratios would have been (0.70%) and 0.32%, respectively.


                           NOT PART OF THE PROSPECTUS

                              REYNOLDS FUNDS, INC.
                                 PRIVACY POLICY

We  collect  the  following  nonpublic  personal  information  about  you:

o Information we receive from you on or in applications or other forms, correspondence or conversations.

o     Information  about  your  transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our current or former shareholders to anyone, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary may govern how your nonpublic personal information would be shared with nonaffiliated third parties.

                         REYNOLDS BLUE CHIP GROWTH FUND
                      c/o U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                                DENNIS N. MOSER
                             FREDERICK L. REYNOLDS
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                             2580 Kekaa Drive #115
                             Lahaina, Hawaii 96761

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                           100 East Wisconsin Avenue
                                   Suite 2200
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLP
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                                   CUSTODIAN
                                 U.S. BANK N.A.
                               Custody Operations
                    1555 North RiverCenter Drive, Suite 302
                           Milwaukee, Wisconsin 53212


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                         COHEN FUND AUDIT SERVICES, LTD
                             800 Westpoint Parkway
                                   Suite 1100
                              Westlake, Ohio 44145


                                 LEGAL COUNSEL
                              FOLEY & LARDNER LLP
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

     To learn more about the Fund you may want to read the Fund's Statement of Additional Information (or "SAI") which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during its last fiscal year.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling 1-800-773-9665. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on its Internet website (http://www.reynoldsfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

     Reynolds  Blue  Chip  Growth  Fund
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     615  East  Michigan  Street
     Milwaukee,  WI  53202
     www.reynoldsfunds.com

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR database at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to:

     Public  Reference  Section
     Securities  and  Exchange  Commission
     Washington,  D.C.  20549-0102

     Please refer to the Fund's Investment Company Act File No. 811-05549, when seeking information about the Fund from the Securities and Exchange Commission.

STATEMENT OF ADDITIONAL INFORMATION                             January 30, 2009
for the REYNOLDS BLUE CHIP GROWTH FUND
a portfolio of REYNOLDS FUNDS, INC.








                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Reynolds Blue Chip Growth Fund dated January 30, 2009. Requests for copies of the Prospectus should be made in writing to Reynolds Blue Chip Growth Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or by calling 1-800-773-9665.

                  The following audited financial statements are incorporated by reference to the Annual Report, dated September 30, 2008 of Reynolds Funds, Inc. (File No. 811-05549) as filed with the Securities and Exchange Commission on Form N-CSR on December 8, 2008:

         Statements of Assets and Liabilities
         Schedule of Investments
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements
         Report of Independent Registered Public Accounting Firm


                  The Annual Report is available without charge, upon request. To request the report, call 1-800-773-9665.

                         REYNOLDS BLUE CHIP GROWTH FUND
                       c/o U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                         REYNOLDS BLUE CHIP GROWTH FUND

                                Table of Contents

                                                                        Page No.


FUND HISTORY AND CLASSIFICATION................................................1

INVESTMENT RESTRICTIONS........................................................1

INVESTMENT CONSIDERATIONS......................................................3

DIRECTORS AND OFFICERS OF THE COMPANY.........................................13

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS............................17

INVESTMENT ADVISER, PORTFOLIO MANAGER AND ADMINISTRATOR.......................17

DETERMINATION OF NET ASSET VALUE..............................................21

DISTRIBUTION OF SHARES........................................................22

AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES.............................23

SYSTEMATIC WITHDRAWAL PLAN....................................................23

REDEMPTION OF SHARES..........................................................24

ALLOCATION OF PORTFOLIO BROKERAGE.............................................24

CUSTODIAN.....................................................................25

TAXES.........................................................................26

CAPITAL STRUCTURE.............................................................27

SHAREHOLDER MEETINGS..........................................................27

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................28

DESCRIPTION OF SECURITIES RATINGS.............................................29


                  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 30, 2009 and, if given or made, such information or representations may not be relied upon as having been authorized by Reynolds Blue Chip Growth Fund


                  The Statement of Additional Information does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION

                  Reynolds Funds, Inc. (the "Company") is an open-end management investment company consisting of one diversified portfolio, Reynolds Blue Chip Growth Fund (the "Fund"). The Company is registered under the Investment Company Act of 1940 (the "Act"). The Company was incorporated as a Maryland corporation on April 28, 1988.

                             INVESTMENT RESTRICTIONS

                  The Fund has adopted the following investment restrictions which are matters of fundamental policy. The Fund's fundamental investment policies cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented; or
(ii) more than 50% of the outstanding shares of the Fund.

                  1. The Fund will not concentrate 25% or more of its total assets in any one industry. This restriction does not apply to obligations issued and guaranteed by the United States Government or its agencies.

                  2. The Fund will diversify its assets in different issuers and will not invest more than 5% of its assets in any one issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to this limitation). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies.

                  3. The Fund will not make investments for the purpose of exercising control or management of any company. As a result, the Fund will not invest in securities of any single issuer if, as a result of such investment, the Fund would own more than 10% of the outstanding voting securities of such issuer.

                  4. The Fund will not borrow money, except for temporary bank borrowings (not in excess of 20% of the value of the Fund's net assets taken at acquisition cost or market value, whichever is lower) for extraordinary or emergency purposes, and the Fund will not pledge any of its assets except to secure borrowings and only to an extent not greater than 10% of the value of the Fund's net assets taken at acquisition cost or market value, whichever is lower. The Fund will not purchase securities while it has any outstanding borrowings.

                  5. The Fund will not lend money (except by purchasing publicly-distributed debt securities or entering into repurchase agreements, provided that repurchase agreements will not exceed 5% of the Fund's net assets and repurchase agreements maturing in more than seven days plus all other illiquid securities will not exceed 10% of the net assets of the Fund). The Fund will only invest in repurchase agreements which are fully collateralized and will monitor, on a continuous basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price. In addition, the Fund's officers under the supervision of the Board of Directors will monitor, on a continuous basis, the creditworthiness of the issuing broker, dealer or bank.

                  6. The Fund will not purchase securities on margin, purchase warrants, participate in a joint-trading account, sell securities short, or write or purchase put or call options; provided, however, that the Fund's purchase of stock index options may account for up to 5% of the Fund's assets, and the Fund may enter into closing transactions.

                  7. The Fund will not act as an underwriter or distributor of securities other than shares of the Fund (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

                  8. The Fund will not purchase any interest in any oil, gas or any other mineral exploration or development program.

                  9. The Fund will not purchase or sell real estate or real estate mortgage loans.

                  10. The Fund will not purchase or sell commodities or commodities contracts, including futures contracts.

                  The Fund has adopted several other investment restrictions which are not fundamental policies and which may be changed by the Fund's Board of Directors without shareholder approval. These additional restrictions are as follows:

                  1. The Fund will not invest more than 5% of the Fund's total assets in securities of issuers which have a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

                  2. The Fund will not purchase securities of foreign issuers on foreign markets; however, the Fund may invest not more than 25% of its total assets in securities of foreign issuers in the form of American Depository Receipts ("ADRs").

                  3. The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund or (b) securities of registered investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission, and where no more than 10% of the value of the Fund's total assets would be invested in such securities and no more than 5% of the Fund's net assets would be invested in shares of any one registered investment company.

                  4. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer, director or other affiliated person of the Fund's investment adviser.

                  5. The Fund will not acquire or retain any security issued by a company if any of the directors or officers of the Fund or directors, officers or other affiliated persons of the Fund's investment adviser beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

                  The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made, except for those percentage restrictions relating to investments in illiquid securities and bank borrowings. If these restrictions (except for those percentage restrictions relating to investments in illiquid securities and bank borrowings) are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund's fundamental restrictions will be deemed to have occurred. Any changes in the Fund's investment restrictions made by the Board of Directors of the Fund will be communicated to shareholders of the Fund prior to their implementation.

                            INVESTMENT CONSIDERATIONS

                  The prospectus for the Fund describes its principal investment strategies and risks. This section expands upon that discussion and also discusses non-principal investment strategies and risks.

Concentration

                  As set forth above under the caption "INVESTMENT RESTRICTIONS," the Fund (subject to certain exceptions) may not concentrate 25% or more of its total assets in any one industry. The Fund will use the industry classifications of The Value Line Investment Survey ("Value Line") for purposes of determining whether the Fund has concentrated its investments in a particular industry.

Money Market Instruments

                  The Fund may invest in cash and money market securities. The Fund may do so when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which it invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

                  The Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, within the highest rating category by a nationally recognized statistical rating organization (NRSRO). Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

                  The Fund may enter into repurchase agreements with banks that are Federal Reserve Member banks and non-bank dealers of U.S. government securities which, at the time of purchase, are on the Federal Reserve Bank of New York's list of primary dealers with a capital base greater than $100 million. When entering into repurchase agreements, the Fund will hold as collateral an amount of cash or government securities at least equal to the market value of the securities that are part of the repurchase agreement. A repurchase agreement involves the risk that a seller may declare bankruptcy or default. In such event the Fund may experience delays, increased costs and a possible loss.

Investment Grade Investments

                  The Fund may invest in U.S. government securities and publicly distributed corporate bonds and debentures to generate possible capital gains at those times when the Fund's investment adviser, Reynolds Capital Management (Frederick L. Reynolds, sole proprietor) (the "Adviser"), believes such securities offer opportunities for long-term growth of capital, such as during periods of declining interest rates when the market value of such securities generally rises. The Fund will limit its investments in non-convertible bonds and debentures to those which have been assigned one of the two highest ratings of either Standard & Poor's Corporation (AAA and AA) or Moody's Investors Service, Inc. (Aaa and Aa). In the event a non-convertible bond or debenture is downgraded after investment, the Fund may retain such security unless it is rated less than investment grade (i.e., less than BBB by Standard & Poor's or Baa by Moody's). If a bond or debenture is downgraded below investment grade, the Fund will promptly dispose of such bond or debenture, unless the Adviser believes it disadvantageous to the Fund to do so.

Convertible Securities

                  The Fund may also invest in convertible securities (debt securities or preferred stocks of corporations which are convertible into or exchangeable for common stocks). The Adviser will select only those convertible securities for which it believes (a) the underlying common stock is a suitable investment for the Fund and (b) a greater potential for total return exists by purchasing the convertible security because of its higher yield and/or favorable market valuation. The Fund may invest up to 5% of its net assets in convertible debt securities rated less than investment grade. Debt securities rated less than investment grade are commonly referred to as "junk bonds."

                  Investments in convertible securities rated less than investment grade ("high yield convertible securities") are subject to a number of risk factors. The market for high yield convertible securities is subject to substantial volatility. Issuers of high yield convertible securities may be of low creditworthiness and high yield convertible securities are likely to be subordinated to the claims of senior lenders. The secondary market for high yield convertible debt securities may at times become less liquid or respond to adverse publicity or investor perceptions making it more difficult for the Fund to value accurately such securities or dispose of them.

Government Obligations

                  The Fund may invest in a variety of U.S. Treasury obligations, including bills, notes and bonds. These obligations differ only in terms of their interest rates, maturities and time of issuance. The Fund may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.


                  Obligations of certain agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; and others, such as those of the Federal

National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality that issues them. There is no guarantee that the U.S. Government will provide financial support to its agencies or instrumentalities, now or in the future, if it is not obligated to do so by law. For a discussion of the placement of FNMA into conservatorship, please see the discussion below under "Mortgage-Backed Securities".


Zero Coupon Treasury Securities

                  The Fund may invest in zero coupon treasury securities which consist of Treasury Notes and Bonds that have been stripped of their unmatured interest coupons by the Federal Reserve Bank. A zero coupon treasury security pays no interest to its holders during its life and its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount much less than its face value. Zero coupon treasury securities are generally subject to greater fluctuations in value in response to changing interest rates than debt obligations that pay interest currently. In addition to zero coupon treasury securities, the Fund may invest in zero coupon bonds issued directly by federal agencies and instrumentalities. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond. Finally, the Fund may invest in U.S. Government Obligations that have been stripped of their unmatured interest coupons by dealers. Dealers deposit such stripped U.S. Government Obligations with custodians for safekeeping and then separately sell the principal and interest payments generated by the security.

Mortgage-Backed Securities

                  The Fund may purchase residential and commercial mortgage-backed securities that are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


                  On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities, in an effort to help create more affordable mortgage rates for homeowners and enhance the liquidity of the mortgage market. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above will be successful.


Put and Call Options

                  The Fund may purchase stock index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying security at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying security at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a put option can expect to realize a gain if security prices fall substantially. However, if the underlying security's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

                  The feature of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying security at the option's strike price. A call buyer attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

                  Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index such as the S&P 500 or the Value Line Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange, Pacific Stock Exchange and the Philadelphia Stock Exchange.

                  Put options may be purchased by the Fund in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund's portfolio securities. Call options may be purchased by the Fund in order to participate in an anticipated increase in stock market prices. The Fund will sell put and call options only to close out positions in put and call options, as the case may be, which the Fund has purchased.

                  To terminate its obligations on a call which it has written, the Fund may purchase a call in a "closing purchase transaction." (As discussed above, the Fund may also purchase calls other than as part of such closing transactions.) A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. Any such profits are considered short-term gains for federal income tax purposes and, when distributed, are taxable as ordinary income.

                  Generally writing calls is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

                  The ability of the Fund effectively to hedge all or a portion of the securities in its portfolio in anticipation of or during a market decline through transactions in put options on stock indexes depends on the degree to which price movements in the underlying index correlate with the price movements in the Fund's portfolio securities. Inasmuch as the portfolio securities of the Fund will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of the Fund's put options on the stock indexes. It is also possible that there may be a negative correlation between the index and the Fund's portfolio securities which could result in a loss on both the portfolio securities and the options on stock indexes acquired by the Fund.

                  Options prices can also diverge from the prices of the underlying investment, even if the underlying investment matches the Fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying investment, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. Successful use of these techniques requires skills different from those needed to select portfolio securities.

                  There is no assurance a liquid secondary market will exist for any particular option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying investment's current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options positions could also be impaired.

American Depository Receipts

                  The Fund may invest in American Depository Receipts ("ADRs"). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such securities also involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

                  The Fund may invest in ADRs which are "sponsored" or "unsponsored". While similar, distinctions exist relating to the rights and duties of ADR holders and market practices. A depository may establish an unsponsored facility without the participation by, or consent of, the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested. Holders of unsponsored ADRs generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees. The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder meeting notices and other communications.

Exchange-Traded Funds

                  The Fund may purchase shares of exchange-traded funds ("ETFs"). All ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. Typically, the Fund would purchase ETF shares to increase its equity exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Fund. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of these costs. Generally, the Fund will purchase shares of ETFs having the characteristics of the types of common stocks in which they typically invest. If greater liquidity is desired, then the Fund may purchase shares of ETFs designed to track the price performance and dividend yield of the Standard & Poor's 500(C) Index and the Standard & Poor's 400 Midcap Index.

                  The Fund's investment in ETFs, subject to the exception specified in the next sentence, currently is limited to (a) 3% of the total voting stock of any one ETF, (b) 5% of the Fund's total assets with respect to any one ETF and (c) 10% of the Fund's total assets in the aggregate. An exception to these limitations is found in Section 12(d)(1)(F) of the Act, which provides that the above limitations do not apply to securities purchased or otherwise acquired by the Fund if (a) immediately after such purchase or acquisition not more than 3% of the total outstanding securities of such ETF is owned by the Fund and all affiliated persons of the Fund; and (b) the Fund has not offered or sold, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 1/2% percent. In any event, the Fund will not invest more than 15% of its total assets in ETFs.

Holding Company Depository Receipts

                  The Fund may invest in holding company depositary receipts ("HOLDRs"). HOLDRs are securities that represent ownership in the common stock or ADRs of specified companies in a particular industry, sector, or group. HOLDRs involve risks similar to the risks of investing in common stock. Each HOLDR initially owns a set number of stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. The composition of a HOLDR does not change after issue, except in special cases like corporate mergers, acquisitions or other specified events. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

Illiquid Securities

                  The Fund may invest up to 10% of its net assets in securities for which there is no readily available market ("illiquid securities"). Because an active market may not exist for illiquid securities, the Fund may experience delays and additional costs when trying to sell illiquid securities. The applicable percentage limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However an insufficient number of qualified institutional buyers interested in purchasing certain Rule 144A securities held by the Fund could adversely affect their marketability, causing the Fund to sell the securities at unfavorable prices. The Board of Directors of the Fund will delegate to the Adviser the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. The Adviser will consider such factors as (i) the nature of the market for a security, (including the institutional private resale markets);
(ii) the terms of the securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors in determining the liquidity of a security.

                  Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities, if considered to be illiquid, will be priced at fair value as determined in good faith by the Board of Directors.

Portfolio Turnover

                  The Fund does not trade actively for short-term profits. However, if the objective of the Fund would be better served, short-term profits or losses may be realized from time to time. The annual portfolio turnover rate indicates changes in the Fund 's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the Fund during the fiscal year. The annual portfolio turnover rate may vary widely from year to year depending upon market conditions and prospects. Increased portfolio turnover necessarily results in correspondingly higher transaction costs (such as brokerage commissions or mark-ups or mark-downs) which the Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of realized gains, to the extent that they consist of net short-term capital gains, will be considered ordinary income for federal income tax purposes.


                  The portfolio turnover rate of the Fund increased from 281% in 2006 to 313% in 2007 and 364% in 2008. The rise in the portfolio turnover rate of the Fund was primarily due to the Fund: (1) taking a temporary defensive position; and (2) strategically repositioning its portfolio.


Disclosure of Portfolio Holdings

                  The Fund maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the shareholders of the Fund. The Fund may not receive any compensation for providing this information. The Fund's Chief Compliance Officer reports periodically to the Board of Directors with respect to compliance with the Fund's portfolio holdings disclosure procedures.

                  Fund Service Providers. The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund's portfolio holdings. As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information. In each case, the Fund's Board of Directors has determined that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential. These third party service providers include the Fund's administrator, independent registered public accountants, legal counsel, transfer agent and custodian. The Fund may also provide non-public portfolio holdings information to the Fund's financial printer in connection with the preparation, distribution and filing of the Fund's financial reports and public filings.

                  Rating and Ranking Organizations. The Fund's Board of Directors has determined that the Fund may provide its portfolio holdings to the rating and ranking organizations listed below. The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is at least 15 days olds.

         Morningstar, Inc.
         Lipper, Inc.
         Bloomberg L.P.
         Thomson Financial Research
         Vickers Stock Research

                  The determination was made that these organizations provide investors with a valuable service and, therefore, it is in the best interests of the Fund's shareholders to provide them with non-public portfolio holdings information. This information is not provided on the condition that it be kept confidential or that such organizations not trade on such information. However, the officers of the Fund receive reports on a regular basis as to purchases and redemptions of shares of the Fund and review these reports to determine if there is any unusual trading in shares of the Fund. The officers of the Fund will report to the Board of Directors any such unusual trading in shares of the Fund. The Fund may not pay these organizations.

                  Website Disclosure. The Fund publishes its top ten positions at the end of each calendar quarter on its website (www.reynoldsfunds.com). This information is updated approximately 15 to 30 business days following the end of each quarter. It is available to anyone that visits the website.

                      DIRECTORS AND OFFICERS OF THE COMPANY

                  As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors.

Directors' and Officers' Information

                  Certain important information regarding each of the officers and directors of the Company (including their principal occupations for at least the last five years) is set forth below.


                                                                                           Number of
                                                                                         Portfolios in         Other
                       Position(s)         Term of Office                                Fund Complex      Directorships
        Name,          Held with           and Length of   Principal Occupation(s)       Overseen by         Held by
   Address and Age     the Company         Service           During Past 5 Years           Director          Director
   ---------------     -----------         -------           -------------------           --------          --------

                                                 Interested Director*

Frederick L. Reynolds   Director           Director since    Mr. Reynolds is the sole           1              None
2580 Kekaa Drive #115,                     1988              proprietor of the Adviser,
Lahaina, Hawaii 96761                                        which business commenced
Age 66                                     Indefinite term   in 1985.

                                           President and
                        President and      Treasurer
                        Treasurer          since 1988

                                           One-year term



* An "interested" director is a director who is deemed to be an "interested person" (as defined in the Act) of the Company. Mr. Reynolds is an interested director because of his ownership in the Adviser and because he is an officer of the Company.


                                                                                           Number of
                                                                                         Portfolios in         Other
                       Position(s)         Term of Office                                Fund Complex      Directorships
        Name,          Held with           and Length of   Principal Occupation(s)       Overseen by         Held by
   Address and Age     the Company         Service           During Past 5 Years           Director          Director
   ---------------     -----------         -------           -------------------           --------          --------

                                                Independent Directors**

Dennis N. Moser         Director           Since January     Mr. Moser is a partner in          1              None
77 Stockbridge,                            2002              Glenbrook Partner, LLC, a
Atherton, CA  94027                                          payments consulting firm.
Age 66                                     Indefinite term

Robert E. Stauder       Director           Since 1988        Mr. Stauder is retired.            1              None
436 Casabonne Lane,                                          He was a principal of
Sonoma, CA  95476                          Indefinite term   Robinson Mills + Williams,
Age 78                                                       an architectural and
                                                             interior design firm, from
                                                             1991 until 1996.



** "Independent" directors are directors who are not deemed to be "interested persons" (as defined in the Act) of the Company.






                                          Officers (other than Mr. Reynolds)

                            Position(s)
         Name,               Held with     Term of Office and
    Address and Age         the Company      Length of Service           Principal Occupation(s) During Past 5 Years
    ---------------         -----------      -----------------           -------------------------------------------

N. Lynn Bowley               Chief            Since 2007                   Mr. Bowley has been a Compliance Officer for
Northern Lights              Compliance                                    Northern Lights Compliance Services, LLC
Compliance Services, LLC     Officer          At the discretion of the     (f/k/a Fund Compliance Services, LLC) since
4020 South 147th St.                          Board of Directors           2007.  From 2002 to 2006 he was Vice-President
Omaha, NE 68137                                                            of Investment Support Services for Mutual of
Age 50                                                                     Omaha Companies.

Equity Ownership of Directors


                  The following table sets forth the dollar range of equity securities beneficially owned by each director in the Fund as of December 31, 2008, which is also the valuation date:




                                                                                   Aggregate Dollar Range of Equity
                                                                               Securities in All Registered Investment
                                              Dollar Range of                 Companies Overseen by Director in Family
Name of Director                       Equity Securities in the Fund                   of Investment Companies
----------------                       -----------------------------                   -----------------------
                                            Interested Director

Frederick L. Reynolds                         $10,001-$50,000                              $10,001-$50,000

                                           Independent Directors

Dennis N. Moser                                     None                                         None

Robert E. Stauder                                   None                                         None


Committees


                  The Company's Board of Directors has created an audit committee whose members consist of Messrs. Stauder and Moser, both of whom are independent. The primary functions of the audit committee are to recommend to the Board of Directors the independent accountants to be retained to perform the annual audit of the Fund, to review the results of the audits, to review the Fund's internal controls and to review certain other matters relating to the Fund's accountants and financial records. The Company's Board of Directors has no other committees. The Company's Audit Committee met twice during the fiscal year ended September 30, 2008.


Compensation


                  For the fiscal year ending September 30, 2008 the Fund's standard method of compensating directors is to pay each director who is not an interested person of the Company a fee of $2,000 for each meeting of the Board of Directors attended, and a $1,000 annual retainer for members of the Audit Committee.

                  The table below sets forth the compensation paid by the Fund to each of the directors of the Company during the fiscal year ended September 30, 2008:





                                                COMPENSATION TABLE

                                                        Pension or
                                                        Retirement
                                  Aggregate          Benefits Accrued                                  Total
                                 Compensation           As Part of         Estimated Annual         Compensation
                                     From                Company             Benefits Upon     from the Fund Paid to
       Name of Person              the Fund              Expenses             Retirement             Directors
       --------------              --------              --------             ----------             ---------
                                                 Interested Director

Frederick L. Reynolds                 $0                    $0                    $0                     $0

                                                Independent Directors

Dennis N. Moser                     $9,000                  $0                    $0                   $9,000

Robert E. Stauder                   $9,000                  $0                    $0                   $9,000



Code of Ethics

                  The Company and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the Act. This code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. This code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund .

Proxy Voting

                  The Fund votes proxies in accordance with the Adviser's proxy voting policy. The Adviser generally follows the so-called "Wall Street Rule" (i.e. it votes as management recommends or sells the stock prior to the meeting). In the event that a vote presents a conflict of interest between the interests of the Fund and the Adviser, the Adviser will disclose the conflict to the Board of Directors and offer the Board of Directors the opportunity to instruct the Adviser in voting the securities. Although the Fund attempts to vote all proxies they receive, there will be instances when they do not receive proxies in sufficient time to vote their shares.

                  Information on how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at the Fund's website at http://www.reynoldsfunds.com or the website of the Securities and Exchange Commission at http://www.sec.gov.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS


                  Set forth below are the names and addresses of all holders of the Fund's shares who as of December 31, 2008 beneficially owned more than 5% of the Fund's then outstanding shares, as well as the number of shares of the Fund beneficially owned by all officers and directors of the Company as a group. All shares identified as owned by Charles Schwab & Co., Inc. and National Financial Services Corporation are owned of record only.




                  Name and Address
                 of Beneficial Owner                          Number of Shares                Percent of Class
                 -------------------                          ----------------                ----------------

Charles Schwab & Co., Inc.                                             95,773                       13.89%
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corporation                                48,388                        7.02%
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

Jean M. Stark IRA Rollover                                             35,342                        5.13%
P.O. Box 161198
Honolulu, HI  96816-0925

Officers and Directors as a Group                                       1,054                        0.15%
  (4 Persons)


             INVESTMENT ADVISER, PORTFOLIO MANAGER AND ADMINISTRATOR

Investment Adviser

                  The Adviser to the Fund is Reynolds Capital Management (Frederick L. Reynolds, sole proprietor). Pursuant to investment advisory agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services to the Fund. The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund, bears all sales and promotional expenses of the Fund, other than payments made by the Fund pursuant to the distribution plan adopted pursuant to Rule 12b-1 under the Act and expenses incurred in complying with laws regulating the issue or sale of securities, and pays salaries and fees of all officers and directors of the Company (except the fees paid to directors who are not interested persons of the Adviser). For the foregoing, the Adviser receives from the Fund a monthly fee of 1/12 of 1.0% (1.0% per annum) of the Fund's daily net assets.

                  The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Allocation of Portfolio Brokerage." None of the directors who are independent, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.


                  The Fund pays all of its own expenses, including, without limitation, the cost of preparing and printing its registration statement required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution costs of prospectuses mailed to existing shareholders, reports to shareholders, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, registrars and stock transfer agents.

                  The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including investment advisory fees and administration fees but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 2%. As of the date hereof, no such state law provision was applicable to the Fund. The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess.


                  During each of the fiscal years ended September 30, 2008, 2007 and 2006, the investment advisory fees payable by the Fund and related fee waivers and reimbursements were as follows:



Fiscal Year End        Total Fees        Fees Retained        Reimbursements
---------------        ----------        -------------        --------------
      2008              $240,163            $240,163             $160,893
      2007              $310,901            $310,901              $70,714
      2006              $466,968            $466,968                $0

                  The Advisory Agreement between the Adviser and the Fund will remain in effect as long as its continuance is specifically approved at least annually by (i) the Board of Directors of the Company, or by the vote of a majority (as defined in the Investment Company Act of 1940) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of the majority of the shares of the Fund, by providing 60 days prior written notice to the Adviser, and by the Adviser on the same notice to the Fund, and that it shall be automatically terminated if it is assigned.

                  The Advisory Agreement provides that the Adviser shall not be liable to the Fund or the Company's shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Portfolio Manager


                  The sole investment adviser to the Fund is Reynolds Capital Management. The portfolio manager to the Fund may have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of December 31, 2008.




                                Number of Other Accounts Managed             Number of Accounts and Total Assets for
                                and Total Assets by Account Type             Which Advisory Fee is Performance-Based
                                --------------------------------             ---------------------------------------
                           Registered     Other Pooled                     Registered      Other Pooled
         Name of           Investment      Investment           Other      Investment       Investment        Other
    Portfolio Manager      Companies        Vehicles          Accounts     Companies        Vehicles        Accounts
    -----------------      ---------        --------          --------     ---------        --------        --------

Frederick L. Reynolds          --              --               4              --               --              --


                              $--              $--          $4,847,971         $--             $--             $--


                  The portfolio manager is often responsible for managing other accounts. The Adviser typically assigns accounts with similar investment strategies to the portfolio manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Adviser or one of its affiliates in an account and certain trading practices used by the portfolio manager (for example, cross trades between the Fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts.

                  The portfolio manager is compensated in various forms. The following table outlines the forms of compensation paid to the portfolio manager as of December 31, 2008.



                                                                                  Method Used to Determine Compensation
          Name of                    Form of                 Source of            (Including Any Differences in Method
     Portfolio Manager             Compensation             Compensation                 Between Account Types)
     -----------------             ------------             ------------                 ----------------------

Frederick L. Reynolds            Sole Proprietor          Reynolds Capital      Mr.  Reynolds is the sole  proprietor  of
                                                             Management         the Adviser,  and the net earnings of the
                                                                                Adviser comprise his compensation.


                  The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio manager as of December 31, 2008.




         Name of                                 Dollar Range of
    Portfolio Manager                     Equity Securities of the Fund
    -----------------                     -----------------------------

  Frederick L. Reynolds                          $10,001-$50,000



Administrator

                  The administrator to the Fund is Fiduciary Management, Inc. (the "Administrator"), 100 East Wisconsin Avenue, Suite 2200 Milwaukee, Wisconsin 53202. As administrator, the Administrator prepares and maintains the books, accounts and other documents required by the Act, calculates the Fund's net asset value, responds to shareholder inquiries, prepares the Fund's financial statements and excise tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the administration agreement. For the foregoing, the Administrator receives from the Fund a monthly fee of 1/12 of 0.2% (0.2% per annum) on the first $30,000,000 of the daily net assets of the Fund and 1/12 of 0.1% (0.1% per annum) on the daily net assets of the Fund in excess of $30,000,000. In addition the Administrator also charges the Fund varying fees for Blue Sky filing services.


                  The administration agreement entered into between the Fund and the Administrator (the "Administration Agreement") will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Company upon the giving of ninety (90) days written notice to the Administrator, or by the Administrator upon the giving of ninety (90) days written notice to the Fund. During the fiscal years ended September 30, 2008, 2007 and 2006, the Fund paid the Administrator $54,572, $64,652 and $81,168, respectively, pursuant to its Administration Agreement.

                  The Administration Agreement provides that the Administrator shall not be liable to the Fund or the Company's shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Administration Agreement also provides that the Administrator and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value of the Fund normally will be determined (except as otherwise noted in the succeeding paragraph) as of the close of regular trading (currently 4:00 P.M. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays fall on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning.

                  The per share net asset value of the Fund is determined by dividing the total value of the Fund's net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time.


                  In calculating the net asset value of the Fund, securities that are listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Other securities will generally be valued at the most recent bid price if market quotations are readily available. When market quotations are not readily available or are deemed unreliable, the Adviser values securities and other assets by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors, except that debt securities having maturities of 60 days or less may be valued using the amortized cost method. Demand notes, commercial paper and U. S. Treasury Bills are valued at amortized cost. The Fund values money market instruments that it holds with remaining maturities of 60 days or less at their amortized cost. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including "restricted" securities and private placements for which there is no public market; (b) securities of an issuer that has entered into a restructuring; (c) securities whose trading has been halted or suspended; and (d) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which it determines its net asset value per share.

                             DISTRIBUTION OF SHARES

                  The Fund has adopted a Service and Distribution Plan (the "Plan") in anticipation that the Fund will benefit from the Plan through increased sales of shares, thereby reducing the Fund's expense ratio and providing the Adviser with greater flexibility in management. The Plan provides that the Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and sales marketing activities of financial institutions and others, such as dealers or distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. Distribution expenses will be authorized by the officers of the Fund as the Fund does not employ a distributor. To the extent any activity financed by the Plan is one which the Fund may finance without a 12b-1 plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations.

                  The Plan may be terminated by the Fund at any time by a vote of the directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of the Fund. Messrs. Moser and Stauder are currently the Rule 12b-1 Directors. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the shareholders of the Fund and the Board of Directors, including the Rule 12b-1 Directors.


                  While the Plan is in effect, the selection and nomination of directors who are not interested persons of the Fund will be committed to the discretion of the directors of the Fund who are not interested persons of the Fund. The Board of Directors of the Fund must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by a distributor, if any, or officers of the Fund. The Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. During the fiscal year ended September 30, 2008, the Fund incurred distribution costs of $15,987 under the Plan. Of this amount, $7,200 was spent on printing and mailing of prospectuses to other than current shareholders and $8,787 was paid to broker-dealers.

                AUTOMATIC INVESTMENT PLAN AND TELEPHONE PURCHASES


                  The Fund offers an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Fund on a regular, convenient basis ($50 minimum per transaction). Under the Automatic Investment Plan, a shareholder's designated bank or other financial institution debits a preauthorized amount on the shareholder's account on any date specified by the shareholder monthly, quarterly or annually and applies the amount to the purchase of the Fund shares. If such date is a weekend or holiday, such purchase is made on the next business day. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House ("ACH"). No service fee is currently charged by the Fund for participating in the Automatic Investment Plan. A $25 fee will be imposed by the transfer agent if sufficient funds are not available in the shareholder's account at the time of the automatic transaction. An application to establish the Automatic Investment Plan is included as part of the share purchase application. Shareholders may change the date or amount of investments at any time by writing to or calling U.S. Bancorp Fund Services, LLC at 1-800-773-9665. In the event an investor discontinues participation in the Automatic Investment Plan, the Fund reserves the right to redeem the investor's account involuntarily, by providing 60 days notice, if the account's value is $500 or less.


                  Shareholders should notify the transfer agent, U.S. Bancorp Fund Services, LLC, of any changes to their Automatic Investment Plan at least five calendar days prior to the effective date. The transfer agent is unable to debit mutual fund or "pass through" accounts.

                  The Fund offers a telephone purchase option pursuant to which money will be moved from a shareholder's bank account to the shareholder's Fund account upon request. Only bank accounts held at domestic financial institutions that are ACH members can be used for telephone transactions. To have Fund shares purchased at the net asset value determined as of the close of regular trading on a given date, U.S. Bancorp Fund Services, LLC must receive your order before the close of regular trading on such date. Most transfers are completed within the same business day. The minimum amount that can be transferred by telephone is $100. To preserve flexibility, the Fund may revise or remove the ability to purchase shares by telephone or may charge a fee for such services, although currently the Fund does not expect to charge a fee.

                           SYSTEMATIC WITHDRAWAL PLAN

                  To accommodate the current cash needs of shareholders, the Fund offers a Systematic Withdrawal Plan. A shareholder who owns shares of the Fund worth at least $10,000 at the current net asset value may, by completing an application included as part of the purchase application, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the shareholder at regular intervals. To establish the Systematic Withdrawal Plan, the shareholder deposits shares of the Fund with the Company and appoints it as agent to effect redemptions of shares of the Fund held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the shareholder out of the account. The Systematic Withdrawal Plan does not apply to shares of the Fund held in individual retirement accounts or in retirement plans.

                  The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemption of shares in the account at net asset value. Redemptions will be made monthly or quarterly on any day a shareholder chooses. If that day is a weekend or holiday, such redemption will be made on the next business day. When participating in the Systematic Withdrawal Plan, all income dividends and capital gains distributions payable by the Fund on shares held in such account should be reinvested in additional shares of the Fund, at net asset value. The shareholder may deposit additional Fund shares in his account at any time.

                  Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

                  The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying U.S. Bancorp Fund Services, LLC in writing prior to the fifteenth day of the month preceding the next payment. Shareholders should notify the transfer agent, U.S. Bancorp Fund Services, LLC, of any other changes to their Systematic Withdrawal Plan at least five calendar days prior to the effective date. The transfer agent is unable to debit mutual fund or "pass through" accounts.

                              REDEMPTION OF SHARES

                  The right to redeem shares of the Fund will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension, or (c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

                        ALLOCATION OF PORTFOLIO BROKERAGE

                  Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Fund's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price (i.e., the price after giving effect to commissions, if any). Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                  In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as computer software and hardware, internet access, securities pricing, general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises investment discretion.

                  Brokerage commissions paid by the Fund are set forth below:



Fiscal Year End   Brokerage Commission Paid  Total Market Value of Transactions
---------------   -------------------------  ----------------------------------
      2008                 $16,185                      $47,677,798
      2007                 $48,070                      $121,025,868
      2006                $158,384                      $236,155,210

                  None of the brokerage commissions paid by the Fund in the fiscal year ended September 30, 2008 were paid to brokers who provided research services to the Adviser.


                                    CUSTODIAN

                  U.S. Bank, N.A., Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, acts as custodian for the Fund. As such, U.S. Bank, N.A. holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. U.S. Bank, N.A. does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, WI 53202 acts as the Fund's transfer agent and dividend disbursing agent.

                                      TAXES

                  The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). The Fund has so qualified in each of its fiscal years. If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gain, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.


                  As of September 30, 2008, the Fund had $90,666,363 of net capital loss carryovers expiring in varying amounts through 2013. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.


                  The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends from the Fund's net investment income, including short-term capital gains, are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions from the Fund's net realized long-term capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders, whether received in cash or additional shares of the Fund. A portion of the income distributions of the Fund may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.

                  Any dividend or capital gains distribution paid shortly after a purchase of shares of the Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

                  Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long-term or short-term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the shareholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

                  The Fund may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security number or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                  This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors may also be subject to state and local taxes. Investors are urged to consult with their respective advisers for a complete review of the tax ramifications of an investment in the Fund.

                                CAPITAL STRUCTURE

                  The Company's authorized capital consists of 760,000,000 shares of Common Stock, $.01 par value, of which 40,000,000 shares have been allocated to the Fund and 720,000,000 shares are unallocated. Each share outstanding entitles the holder to one vote.

                  The shares of the Fund have the same preferences, limitations and rights, except that all consideration received from the sale of shares of the Fund, together with all income, earnings, profits and proceeds thereof, belong to the Fund and are charged with the liabilities in respect to the Fund. The net asset value per share of the Fund is based on the assets belonging to the Fund less the liabilities charged to the Fund, and dividends are paid on shares of the Fund only out of lawfully available assets belonging to the Fund. In the event of liquidation or dissolution of the Company, the shareholders of the Fund will be entitled, out of the assets of the Company available for distribution, to the assets belonging to the Fund.

                  There are no conversion or sinking fund provisions applicable to the shares of the Fund, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently, the holders of more than 50% of the Company's shares voting for the election of directors can elect the entire Board of Directors, and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

                  The shares of the Fund are redeemable and are transferable. All shares issued and sold by the Company will be fully paid and nonassessable. Fractional shares of the Fund entitle the holder to the same rights as whole shares of the Fund.

                  The Company will not issue certificates evidencing the Fund's shares. Each shareholder's account will be credited with the number of shares purchased, relieving such shareholder of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares of the Fund.

                              SHAREHOLDER MEETINGS

                  The Maryland General Corporation Law permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting of shareholders in any year in which the election of directors is not required to be acted on by shareholders under the Act.

                  The Company's Bylaws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

                  Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Company; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                  Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145 has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending September 30, 2009. As such Cohen Fund Audit Services, Ltd. is responsible for auditing the financial statements of the Fund. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, served as the independent registered public accounting firm for the Fund for the fiscal years ended September 30, 2008, 2007, 2006, 2005 and 2004. As such, PricewaterhouseCoopers LLP was responsible for auditing the financial statements of the Fund for the fiscal years identified above.


                        DESCRIPTION OF SECURITIES RATINGS

                  The Fund may invest in publicly-distributed debt securities assigned one of the highest two (2) ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). The Fund may also invest in commercial paper and commercial paper master notes rated A-1 by Standard & Poor's or Prime-1 by Moody's. A brief description of the ratings symbols and their meanings follows.

                  Standard & Poor's Corporation Bond Ratings. A Standard & Poor's corporate debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

                  The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

                  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

                  The ratings are based, in varying degrees, on the following considerations:

                  I. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

                  II. Nature of and provisions of the obligation; and

                  III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                  The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.

                  AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

                  AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

                  Moody's Investors Service, Inc. Bond Ratings. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                  Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The three highest categories are as follows:

                  A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Moody's Investors Service, Inc Commercial Paper. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1 - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  Leading market positions in well-established industries.

                  High rates of return on funds employed.

                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits

(a)(i)      Registrant's Articles of Incorporation, as amended and supplemented.
            (1)

(a)(ii)     Articles Supplementary. (3)

(b)         Registrant's Bylaws, as amended. (1)

(c)         None.


(d) Investment Advisory Agreement between Reynolds Blue Chip Growth Fund and Reynolds Capital Management, as amended. (1)


(e)         None.

(f)         None.


(g) Custody Agreement between Reynolds Funds, Inc. and U.S. Bank National Association.

(h)(i) Administration Agreement between Reynolds Blue Chip Growth Fund and Fiduciary Management, Inc. (1)

(h)(ii)     Transfer Agent Agreement with US Bancorp Fund Services, LLC.


(i)         Opinion of Foley & Lardner LLP, counsel for Registrant.

(j)         Consent of PricewaterhouseCoopers LLP.

(k)         None.

(l)         Subscription Agreement for shares of Reynolds Blue Chip Growth Fund.
            (1)

(m)         Reynolds Funds 12b-1 Plan. (2)

(n)         None


(p)         Code of Ethics of Reynolds Funds, Inc. and Reynolds Capital
            Management. (4)


----------------

(1) Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 12 was filed on January 29, 1998 and its accession number is 0000897069-98-000019.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 13 was filed on November 30, 1998 and its accession number is 0000897069-98-000585.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 14 was filed on July 15, 1999 and its accession number is 0000897069-99-000377.


(4) Previously filed as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 22 was filed on January 27, 2006 and its accession number is 0000897069-06-000201.


Item 24. Persons Controlled by or under Common Control with Registrant

                  The Registrant is not controlled by any person. Registrant neither controls any person nor is any person under common control with Registrant.

Item 25. Indemnification

                  Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted a bylaw respecting indemnification of its corporate representatives. The general effect of this bylaw may be to reduce the circumstances under which a director or officer may be required to bear the economic burden of their liabilities and expenses. The following bylaw is in full force and effect and has not been modified or cancelled:

                                   Article VI
                               GENERAL PROVISIONS

Section 7.Indemnification.

                  A. The corporation shall indemnify all of its corporate representatives against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

                  B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made:
(i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

                  C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

                  D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and
(ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

                  E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

                  F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

                  G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

                  Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

                  Information with respect to Mr. Reynolds is incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27. Principal Underwriters

                  Registrant has no principal underwriters.

Item 28. Location of Accounts and Records

                  All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of either Registrant's Treasurer, at the corporate offices of the Registrant's investment adviser, 290 South Ulukoa Place, Lahaina, Hawaii 96761, or Fiduciary Management, Inc. at its offices at 225 East Mason Street, Suite 300, Milwaukee, Wisconsin 53202.

Item 29. Management Services

                  All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

                  Registrant undertakes to provide its Annual Report to shareholders upon request without charge to each person to whom a prospectus is delivered.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lahaina and State of Hawaii on the 26th day of January, 2009.




                                    REYNOLDS FUNDS, INC.
                                    (Registrant)



                                    By: /s/ Frederick L. Reynolds
                                       -------------------------------------
                                          Frederick L. Reynolds, President



                  Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                Name                                             Title                                Date
                ----                                             -----                                ----
/s/ Frederick L. Reynolds                               Principal Executive,                   January 26, 2009
---------------------------------------------           Financial and
Frederick L. Reynolds                                   Accounting Officer
                                                        and Director



/s/ Robert E. Stauder                                   Director                               January 23, 2009
---------------------------------------------
Robert E. Stauder


/s/ Dennis N. Moser                                     Director                               January 23, 2009
---------------------------------------------
Dennis N. Moser

                                  EXHIBIT INDEX

          Exhibit No.            Description
          ----------             -----------

            (a)(i) Registrant's Articles of Incorporation, as amended and supplemented.* (a)(ii) Articles Supplementary.*

            (b)         Registrant's Bylaws, as amended.*

            (c)         None.


            (d) Investment Advisory Agreement between Reynolds Blue Chip Growth Fund and Reynolds Capital Management, as amended.*


            (e)         None.

            (f)         None.


            (g)         Custody Agreement between Reynolds Funds, Inc. and U.S.
                        Bank National Association.

            (h)(i) Administration Agreement between Reynolds Blue Chip Growth Fund and Fiduciary Management, Inc.*

            (h)(ii)     Transfer Agent Agreement with US Bancorp Fund Services,
                        LLC.


            (i)         Opinion of Foley & Lardner LLP, Counsel for Registrant.

            (j)         Consent of PricewaterhouseCoopers LLP.

            (k)         None.

            (l) Subscription Agreement for shares of Reynolds Blue chip Growth Fund.*

            (m)         Reynolds Funds 12b-1 Plan.*

            (n)         None.

            (p) Code of Ethics of Reynolds Funds, Inc. and Reynolds Capital Management.*

---------------------------

         *Filed previously.